Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Total Payments	Interest Payments	Federal Income Taxes Paid
Total	$ 11,158,997	$ 11,158,997	$ 6,658,997	$ 4,500,000
United States | U.S. Federal Government, Department of Treasury
Total	$ 11,158,997	$ 11,158,997